Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Disclosure of defined benefit plans [line items]
2022	$ 169
2023	175
2024	177
2025	184
2026	190
2027 to 2031	1,004
Pension
Disclosure of defined benefit plans [line items]
2022	153
2023	159
2024	160
2025	167
2026	172
2027 to 2031	910
Post-retirement benefits
Disclosure of defined benefit plans [line items]
2022	16
2023	16
2024	17
2025	17
2026	18
2027 to 2031	$ 94